Net Loss per Share (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share
Basic and diluted net loss per share was calculated as follows (in thousands, except share and per share amounts):
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(4,845)	$(10,454)	$(18,226)	$(19,136)
Denominator:
Weighted average common shares outstanding, basic and diluted	10,847,734	10,195,608	10,800,473	10,194,474
Net loss per share, basic and diluted	$(0.45)	$(1.03)	$(1.69)	$(1.88)

Basic and diluted net loss per share was calculated as follows (in thousands, except share and per share amounts):
	Year Ended December 31,
	2021	2020
Numerator:
Net loss	$(39,503)	$(57,487)
Gain on extinguishment of Class B preferred units	—	6,697
Net loss applicable to common shareholders	$(39,503)	$(50,790)
Denominator:
Weighted average common shares outstanding, basic and diluted	10,283,172	2,354,143
Net loss per share, basic and diluted	$(3.84)	$(21.57)

Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted-average Shares Outstanding
The following common stock equivalents presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:
	As of June 30,
	2022	2021
Options to purchase common stock	1,222,684	1,756,947
Warrants to purchase common stock or shares convertible into common stock	99,986	99,986
Unvested RSUs	48,172	112,544
	1,370,842	1,969,477

The following common stock equivalents presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:
	As of December 31,
	2021	2020
Options to purchase common stock	1,779,174	944,961
Warrants to purchase common stock or shares convertible into common stock	99,986	99,986
Unvested RSUs	86,225	—
	1,965,385	1,044,947